INVESTMENTS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments Schedule [Abstract]
Equity Method Investment, Additional Information	the Company had made investments in three such companies	the Company had made investments in three such companies
Long-term Investments	$ 204,000	$ 204,000	$ 0